Schedule of Prepaid Expenses (Details) (Parenthetical)	12 Months Ended
Sep. 30, 2025 USD ($)
Prepaid Expenses
Paid for business development	$ 9,079,840
Prepaid professional fees	2,219,529
Office-related expenses	$ 479